Formation and Business of the Company (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 13, 2019	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jan. 01, 2018 USD ($)
Subsequent Event [Line Items]
Accumulated deficit			$ 163,269		$ 139,111	$ 101,556	$ 101,469
Cash and cash equivalents			15,509		24,990	33,331
Reverse stock split	0.3704
Payments of deferred offering costs			$ 1,149	$ 0	$ 233	$ 0
IPO
Subsequent Event [Line Items]
Stock issued, price per share (in USD per share) | $ / shares			$ 20.00		$ 20.00
IPO | Subsequent Event
Subsequent Event [Line Items]
Issued and sold common stock (in shares) | shares		6,000,000
Stock issued, price per share (in USD per share) | $ / shares		$ 20.00
Net proceeds		$ 108,764
IPO - Underwriting Discounts And Commissions | Subsequent Event
Subsequent Event [Line Items]
Payments of deferred offering costs		8,400
IPO - Other Expenses | Subsequent Event
Subsequent Event [Line Items]
Payments of deferred offering costs		$ 2,836